Defined benefit plans (Detail 4.1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Total
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		$ (518)	$ (671)
Remeasurement of defined benefit obligation		(1,832)	(2,275)
Past service cost related to plan amendments		(3)	0
Other movements		4	0
Return on plan assets excluding interest income		2,324	2,492
Employer contributions		792	732
Asset ceiling effect excluding interest expense and foreign currency translation		(814)	(353)
Foreign currency translation		(35)	(3)
At the end of the year		(558)	(518)
Total | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		29,970	27,437
Current service cost		453	415
Interest expense		190	351
Plan participant contributions		259	240
Remeasurement of defined benefit obligation		1,832	2,275
of which: actuarial (gains) / losses due to changes in demographic assumptions		(212)	(220)
of which: actuarial (gains) / losses due to changes in financial assumptions		1,621	2,241
of which: experience (gains) / losses	[1]	423	254
Past service cost related to plan amendments		3	0
Benefit payments		(1,409)	(1,283)
Other movements		(4)	0
Foreign currency translation		2,501	535
At the end of the year		33,795	29,970
Total | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		33,176	30,039
Plan participant contributions		259	240
Benefit payments		(1,409)	(1,283)
Return on plan assets excluding interest income		2,324	2,492
Interest income		196	369
Employer contributions		792	732
Administration expenses, taxes and premiums paid		(17)	(13)
Foreign currency translation		2,779	599
At the end of the year		38,100	33,176
Total | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,724	3,274
Interest expense on asset ceiling effect		12	30
Asset ceiling effect excluding interest expense and foreign currency translation		814	353
Foreign currency translation		313	67
At the end of the year		4,862	3,724
Total | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		11,976
At the end of the year		14,169	11,976
Total | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		2,233
At the end of the year		2,622	2,233
Total | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		15,760
At the end of the year		17,004	15,760
Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Remeasurement of defined benefit obligation		(1,279)	(1,728)
Past service cost related to plan amendments		0	0
Other movements		4	0
Return on plan assets excluding interest income		1,818	2,059
Employer contributions		729	452
Asset ceiling effect excluding interest expense and foreign currency translation		(814)	(353)
Foreign currency translation		1	(13)
At the end of the year		0	0
Swiss pension plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		24,496	22,566
Current service cost		447	409
Interest expense		72	200
Plan participant contributions		259	240
Remeasurement of defined benefit obligation		1,279	1,728
of which: actuarial (gains) / losses due to changes in demographic assumptions		(164)	(196)
of which: actuarial (gains) / losses due to changes in financial assumptions		983	1,641
of which: experience (gains) / losses	[1]	460	284
Past service cost related to plan amendments		0	0
Benefit payments		(1,153)	(1,046)
Other movements		(4)	0
Foreign currency translation		2,333	399
At the end of the year		27,728	24,496
Swiss pension plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		28,219	25,839
Plan participant contributions		259	240
Benefit payments		(1,153)	(1,046)
Return on plan assets excluding interest income		1,818	2,059
Interest income		84	233
Employer contributions		729	452
Administration expenses, taxes and premiums paid		(13)	(11)
Foreign currency translation		2,647	453
At the end of the year		32,590	28,219
Swiss pension plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,724	3,274
Interest expense on asset ceiling effect		12	30
Asset ceiling effect excluding interest expense and foreign currency translation		814	353
Foreign currency translation		313	67
At the end of the year		4,862	3,724
Swiss pension plan | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		11,577
At the end of the year		13,765	11,577
Swiss pension plan | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0
At the end of the year		0	0
Swiss pension plan | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		12,918
At the end of the year		13,963	12,918
UK pension plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		4	(160)
Remeasurement of defined benefit obligation		(449)	(361)
Past service cost related to plan amendments		(3)	0
Other movements		0	0
Return on plan assets excluding interest income		388	284
Employer contributions		46	242
Asset ceiling effect excluding interest expense and foreign currency translation		0	0
Foreign currency translation		0	2
At the end of the year		(13)	4
UK pension plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,654	3,192
Current service cost		0	0
Interest expense		73	92
Plan participant contributions		0	0
Remeasurement of defined benefit obligation		449	361
of which: actuarial (gains) / losses due to changes in demographic assumptions		(14)	(26)
of which: actuarial (gains) / losses due to changes in financial assumptions		505	421
of which: experience (gains) / losses	[1]	(42)	(34)
Past service cost related to plan amendments		3	0
Benefit payments		(148)	(135)
Other movements		0	0
Foreign currency translation		132	144
At the end of the year		4,162	3,654
UK pension plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,658	3,032
Plan participant contributions		0	0
Benefit payments		(148)	(135)
Return on plan assets excluding interest income		388	284
Interest income		73	89
Employer contributions		46	242
Administration expenses, taxes and premiums paid		0	0
Foreign currency translation		132	146
At the end of the year		4,149	3,658
UK pension plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Interest expense on asset ceiling effect		0	0
Asset ceiling effect excluding interest expense and foreign currency translation		0	0
Foreign currency translation		0	0
At the end of the year		0	0
UK pension plan | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		164
At the end of the year		159	164
UK pension plan | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,559
At the end of the year		1,879	1,559
UK pension plan | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,931
At the end of the year		2,124	1,931
US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		(521)	(511)
Remeasurement of defined benefit obligation		(105)	(185)
Past service cost related to plan amendments		0	0
Other movements		0	0
Return on plan assets excluding interest income		118	150
Employer contributions		17	38
Asset ceiling effect excluding interest expense and foreign currency translation		0	0
Foreign currency translation		(37)	8
At the end of the year		(545)	(521)
US and German pension plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,820	1,679
Current service cost		6	6
Interest expense		45	59
Plan participant contributions		0	0
Remeasurement of defined benefit obligation		105	185
of which: actuarial (gains) / losses due to changes in demographic assumptions		(34)	3
of which: actuarial (gains) / losses due to changes in financial assumptions		134	179
of which: experience (gains) / losses	[1]	5	4
Past service cost related to plan amendments		0	0
Benefit payments		(108)	(102)
Other movements		0	0
Foreign currency translation		37	(8)
At the end of the year		1,905	1,820
US and German pension plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,299	1,168
Plan participant contributions		0	0
Benefit payments		(108)	(102)
Return on plan assets excluding interest income		118	150
Interest income		38	47
Employer contributions		17	38
Administration expenses, taxes and premiums paid		(4)	(2)
Foreign currency translation		0	0
At the end of the year		1,360	1,299
US and German pension plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Interest expense on asset ceiling effect		0	0
Asset ceiling effect excluding interest expense and foreign currency translation		0	0
Foreign currency translation		0	0
At the end of the year		0	0
US and German pension plans | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		235
At the end of the year		245	235
US and German pension plans | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		675
At the end of the year		743	675
US and German pension plans | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		911
At the end of the year		917	911
UBS AG | Total
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		(518)	(671)
Remeasurement of defined benefit obligation		(1,231)	(485)
Past service cost related to plan amendments		(3)	0
Other movements		4	0
Return on plan assets excluding interest income		1,469	403
Employer contributions		499	550
Asset ceiling effect excluding interest expense and foreign currency translation		(457)	(46)
Foreign currency translation		(35)	2
At the end of the year		(558)	(518)
UBS AG | Total | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		19,283	18,645
Current service cost		268	249
Interest expense		159	273
Plan participant contributions		159	149
Remeasurement of defined benefit obligation		1,231	485
of which: actuarial (gains) / losses due to changes in demographic assumptions		(101)	(148)
of which: actuarial (gains) / losses due to changes in financial assumptions		1,204	1,605
of which: experience (gains) / losses	[1],[2]	127	(972)
Past service cost related to plan amendments		3	0
Benefit payments		(898)	(860)
Other movements		(4)	0
Foreign currency translation		1,486	342
At the end of the year		21,686	19,283
UBS AG | Total | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		20,864	19,972
Plan participant contributions		159	149
Benefit payments		(898)	(860)
Return on plan assets excluding interest income	[2]	1,469	403
Interest income		159	278
Employer contributions		499	550
Administration expenses, taxes and premiums paid		(11)	(9)
Foreign currency translation		1,626	381
At the end of the year		23,867	20,864
UBS AG | Total | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		2,099	1,998
Interest expense on asset ceiling effect		7	18
Asset ceiling effect excluding interest expense and foreign currency translation		457	46
Foreign currency translation		176	36
At the end of the year		2,739	2,099
UBS AG | Total | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		7,472
At the end of the year		8,694	7,472
UBS AG | Total | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		2,233
At the end of the year		2,622	2,233
UBS AG | Total | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		9,577
At the end of the year		10,370	9,577
UBS AG | Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Remeasurement of defined benefit obligation		(677)	61
Past service cost related to plan amendments		0	0
Other movements		4	0
Return on plan assets excluding interest income		962	(30)
Employer contributions		436	271
Asset ceiling effect excluding interest expense and foreign currency translation		(457)	(46)
Foreign currency translation		1	(8)
At the end of the year		0	0
UBS AG | Swiss pension plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		13,809	13,774
Current service cost		262	243
Interest expense		40	122
Plan participant contributions		159	149
Remeasurement of defined benefit obligation		677	(61)
of which: actuarial (gains) / losses due to changes in demographic assumptions		(53)	(125)
of which: actuarial (gains) / losses due to changes in financial assumptions		565	1,006
of which: experience (gains) / losses	[1],[2]	165	(942)
Past service cost related to plan amendments		0	0
Benefit payments		(641)	(624)
Other movements		(4)	0
Foreign currency translation		1,317	206
At the end of the year		15,619	13,809
UBS AG | Swiss pension plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		15,908	15,772
Plan participant contributions		159	149
Benefit payments		(641)	(624)
Return on plan assets excluding interest income	[2]	962	(30)
Interest income		48	142
Employer contributions		436	271
Administration expenses, taxes and premiums paid		(8)	(7)
Foreign currency translation		1,495	235
At the end of the year		18,358	15,908
UBS AG | Swiss pension plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		2,099	1,998
Interest expense on asset ceiling effect		7	18
Asset ceiling effect excluding interest expense and foreign currency translation		457	46
Foreign currency translation		176	36
At the end of the year		2,739	2,099
UBS AG | Swiss pension plan | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		7,073
At the end of the year		8,290	7,073
UBS AG | Swiss pension plan | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0
At the end of the year		0	0
UBS AG | Swiss pension plan | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		6,735
At the end of the year		7,329	6,735
UBS AG | UK pension plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		4	(160)
Remeasurement of defined benefit obligation		(449)	(361)
Past service cost related to plan amendments		(3)	0
Other movements		0	0
Return on plan assets excluding interest income		388	284
Employer contributions		46	242
Asset ceiling effect excluding interest expense and foreign currency translation		0	0
Foreign currency translation		0	2
At the end of the year		(13)	4
UBS AG | UK pension plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,654	3,192
Current service cost		0	0
Interest expense		73	92
Plan participant contributions		0	0
Remeasurement of defined benefit obligation		449	361
of which: actuarial (gains) / losses due to changes in demographic assumptions		(14)	(26)
of which: actuarial (gains) / losses due to changes in financial assumptions		505	421
of which: experience (gains) / losses	[1],[2]	(42)	(34)
Past service cost related to plan amendments		3	0
Benefit payments		(148)	(135)
Other movements		0	0
Foreign currency translation		132	144
At the end of the year		4,162	3,654
UBS AG | UK pension plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,658	3,032
Plan participant contributions		0	0
Benefit payments		(148)	(135)
Return on plan assets excluding interest income	[2]	388	284
Interest income		73	89
Employer contributions		46	242
Administration expenses, taxes and premiums paid		0	0
Foreign currency translation		132	146
At the end of the year		4,149	3,658
UBS AG | UK pension plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Interest expense on asset ceiling effect		0	0
Asset ceiling effect excluding interest expense and foreign currency translation		0	0
Foreign currency translation		0	0
At the end of the year		0	0
UBS AG | UK pension plan | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		164
At the end of the year		159	164
UBS AG | UK pension plan | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,559
At the end of the year		1,879	1,559
UBS AG | UK pension plan | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,931
At the end of the year		2,124	1,931
UBS AG | US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		(521)	(511)
Remeasurement of defined benefit obligation		(105)	(185)
Past service cost related to plan amendments		0	0
Other movements		0	0
Return on plan assets excluding interest income		118	150
Employer contributions		17	38
Asset ceiling effect excluding interest expense and foreign currency translation		0	0
Foreign currency translation		(37)	8
At the end of the year		(545)	(521)
UBS AG | US and German pension plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,820	1,679
Current service cost		6	6
Interest expense		45	59
Plan participant contributions		0	0
Remeasurement of defined benefit obligation		105	185
of which: actuarial (gains) / losses due to changes in demographic assumptions		(34)	3
of which: actuarial (gains) / losses due to changes in financial assumptions		134	179
of which: experience (gains) / losses	[1],[2]	5	4
Past service cost related to plan amendments		0	0
Benefit payments		(108)	(102)
Other movements		0	0
Foreign currency translation		37	(8)
At the end of the year		1,905	1,820
UBS AG | US and German pension plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,299	1,168
Plan participant contributions		0	0
Benefit payments		(108)	(102)
Return on plan assets excluding interest income	[2]	118	150
Interest income		38	47
Employer contributions		17	38
Administration expenses, taxes and premiums paid		(4)	(2)
Foreign currency translation		0	0
At the end of the year		1,360	1,299
UBS AG | US and German pension plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Interest expense on asset ceiling effect		0	0
Asset ceiling effect excluding interest expense and foreign currency translation		0	0
Foreign currency translation		0	0
At the end of the year		0	0
UBS AG | US and German pension plans | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		235
At the end of the year		245	235
UBS AG | US and German pension plans | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		675
At the end of the year		743	675
UBS AG | US and German pension plans | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		911
At the end of the year		$ 917	$ 911

[1]
Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.

[2]	Includes the effect from employees transferring between UBS AG and UBS Business Solutions during the period.